                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4893

                              THE TAIWAN FUND, INC.
               (Exact name of registrant as specified in charter)

                               225 FRANKLIN STREET
                                BOSTON, MA 02110
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)             Copy to:

         The Taiwan Fund, Inc.                      Leonard B. Mackey, Jr., Esq.
c/o State Street Bank and Trust Company               Clifford Chance U.S. LLP
Attention: Mary Moran Zeven, Assistant                   31 West 52nd Street
               Secretary                              New York, New York 10019
             P.O. Box 5049
         Boston, MA 02206-5049

Registrant's telephone number, including area code: (800) 636-9242

Date of fiscal year end: August 31, 2006

Date of reporting period: May 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

THE TAIWAN FUND, INC.
Investments/May 31, 2006 (Showing Percentage of Total Value of Investment in Securities) (unaudited)

                                                                       US$
                                                                      VALUE
                                                         SHARES       (NOTE C)
                                                       ----------  -------------
COMMON STOCKS - 97.7%
BASIC INDUSTRIES -- 8.1%
CONSTRUCTION -- 3.3%
Cathay Real Estate Development Co. Ltd. (a)             8,000,000  $  5,693,772
Goldsun Development & Construction Co. Ltd. (a)        10,000,000     4,292,181
                                                                   -------------
                                                                      9,985,953
                                                                   -------------
ELECTRIC & MACHINERY -- 0.7%
Depo Auto Parts Industrial Co. Ltd.                       538,475     2,050,693
                                                                   -------------
IRON & STEEL -- 2.6%
China Steel Corp.                                       8,000,000     7,616,669
                                                                   -------------
PLASTICS -- 1.5%
Nan Ya Plastics Corp.                                   2,200,000     3,131,575
Taiwan Hon Chuan Enterprise Co. Ltd.                    1,606,000     1,458,860
                                                                   -------------
                                                                      4,590,435
                                                                   -------------
TOTAL BASIC INDUSTRIES                                               24,243,750
                                                                   -------------
FINANCE -- 9.4%
FINANCIAL SERVICES -- 9.4%
Cathay Financial Holding Co. Ltd.                       5,000,000    10,987,982
Chang Hwa Commercial Bank                              14,000,000     9,155,611
Chinatrust Financial Holding Co. Ltd.                  10,166,000     8,187,383
                                                                   -------------
TOTAL FINANCE                                                        28,330,976
                                                                   -------------
TECHNOLOGY -- 80.2%
ELECTRONIC COMPONENTS -- 13.7%
Cyntec Co. Ltd.                                         3,700,000     4,030,904
Kinsus Interconnect Technology Corp.                    3,414,078    13,588,105
Nan Ya Printed Circuit Board Corp                         600,000     6,049,633
Tripod Technology Corp.                                 2,100,000     7,735,290
Unimicron Technology Corp.                              6,000,000     9,832,995
                                                                  --------------
                                                                     41,236,927
                                                                  --------------
ELECTRONICS -- 2.1%
Delta Electronics Inc.                                  1,500,000     4,190,729
SPI Electronic Co. Ltd.                                 1,523,000     1,996,753
                                                                   -------------
                                                                      6,187,482
                                                                   -------------
IC DESIGN -- 7.0%
MediaTek, Inc.                                          1,200,000    13,503,980
Novatek Microelectronics Corp. Ltd.                     1,300,000     7,507,414
                                                                   -------------
                                                                     21,011,394
                                                                   -------------
MEMORY IC -- 3.6%
Inotera Memories Inc.                                   6,800,000     6,622,757
Powerchip Semiconductor Corp. (a)                       6,000,000     4,083,034
                                                                   -------------
                                                                     10,705,791
                                                                   -------------
PC & PERIPHERALS -- 12.8%
Catcher Technology Co. Ltd.                             1,000,000    12,049,321
Foxconn Technology Co. Ltd.                               800,000     6,368,035
Hon Hai Precision Industry Co. Ltd.                     3,104,000  $ 19,960,168
                                                                   -------------
                                                                     38,377,524
                                                                   -------------
SEMICONDUCTOR MANUFACTURING -- 13.4%
Advanced Semiconductor Engineering Inc.                 8,000,000     8,253,473
Ardentec Corp.                                          2,500,000     2,575,308
King Yuan Electronics Co. Ltd.                          5,000,000     5,259,872
Siliconware Precision Industries Co.                    9,000,000    11,518,652
Taiwan Semiconductor Manufacturing Co.                  6,800,000    12,799,750
                                                                   -------------
                                                                     40,407,055
                                                                   -------------
TELECOMMUNICATIONS -- 18.4%
Arima Communication Corp.                               1,000,000     1,470,267
Cheng Uei Precision Industry Co. Ltd.                   1,800,000     8,484,470
D-Link Corp.                                            6,000,000     7,267,052
Epistar Corp.                                           3,800,000    14,530,982
High Tech Computer Corp.                                  600,000    17,830,498
Merry Electronics Co. Ltd.                                800,000     2,921,804
Wistron NeWeb Corp.                                       800,000     2,796,941
                                                                   -------------
                                                                     55,302,014
                                                                   -------------
TFT-LCD -- 9.2%
Au Optronics Corp.                                      6,213,000     9,154,163
Chi Mei Optoelectronics Corp.                           6,500,000     7,690,026
Largan Precision Co. Ltd.                                 500,000    10,675,823
                                                                   -------------
                                                                     27,520,012
                                                                   -------------
TOTAL TECHNOLOGY                                                    240,748,199
                                                                   -------------
TOTAL COMMON STOCKS
   (Identified Cost -- $205,856,284)                                293,322,925
                                                                   -------------

                                                          PRINCIPAL
                                                            AMOUNT
                                                             NT$
                                                         -----------
COMMERCIAL PAPER - 2.0%
Chiao Tong (b)                                           100,015,757  $3,122,078
Chiao Tung Bank Nan Kong Branch (b)                       70,127,120   2,189,078
E. Sun Bank (b)                                           20,096,158     627,319
                                                                      ----------
TOTAL COMMERCIAL PAPER
   (Identified Cost -- $5,886,995)                                     5,938,475
                                                                      ----------

                      See Notes to Schedule of Investments.

                                                          MATURITY
                                                           AMOUNT
                                                             US$
                                                          --------
REPURCHASE AGREEMENT - 0.3%
State Street Bank and Trust Co.
1.45% dated 5/30/06 due 6/5/06
   (collateralized by U.S. Treasury
    Note 3.625%, 1/15/10, market value
    $1,003,872) (d)                                       $981,237  $    981,000
                                                                    ------------
TOTAL INVESTMENTS -- 100.0%
   (Cost -- $212,724,279 *)                                         $300,242,400
                                                                    ============

                      See Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a)  Non-income producing

(b) Certificates of Deposit and Commercial Paper that are traded through Bills Finance Corporations must be guaranteed by either a bank, a trust company or a Bills Finance Corporation. Since there is no recognized credit rating system in the Republic of China, the guarantee may not be comparable to a guarantee issued by a U.S. institution.

(c) All securities, including those traded over-the-counter for which market quotations are readily available, are valued at the last sales price prior to the time of determination of the Fund's net asset value per share or, if there were no sales on such date, at the closing price quoted for such securities (but if bid and asked quotations are available, at the mean between the last current bid and asked prices, rather than such quoted closing price). In certain instances where the price determined above may not represent fair market value, the value is determined in such manner as the Board of Directors may prescribe. Short-term investments, having a maturity of 60 days or less, are valued at amortized cost, which approximates market value, with accrued interest or discount earned included in interest receivable.

(d) In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited by legal proceedings.

* At May 31, 2006, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $94,207,507 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $6,740,866 and net appreciation for financial reporting purposes was $87,466,641. At May 31, 2006, aggregate cost for financial reporting purposes was $212,724,279.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certification required by Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), as amended, is attached as an exhibit to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAIWAN FUND, INC.


By: /s/ Benny T. Hu
    ----------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: July 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adelina Louie
    ----------------------------------
    Adelina Louie
    Treasurer of The Taiwan Fund, Inc.

Date: July 12, 2006


By: /s/ Benny T. Hu
    ----------------------------------
    Benny T. Hu
    President of The Taiwan Fund, Inc.

Date: July 18, 2006